RULE 497 FILING

On behalf of Goldman Sachs Brazil Equity Fund, Goldman Sachs India Equity Fund and Goldman Sachs Korea Equity Fund (the “Funds”), each a series of Goldman Sachs Trust, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing is an exhibit containing interactive data format risk/return summary information. The interactive data file included as an exhibit to this filing relates to the supplement filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(e) (Accession No. 0001193125-12-427065) on October 18, 2012, which is incorporated by reference into this Rule 497 Filing.